Statutory Financial Information and Dividend Limitations (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ (125,000,000)	$ 363,000,000	$ 410,000,000
Statutory capital and surplus	3,930,000,000	3,810,000,000
Dividends paid	0	75,000,000	$ 250,000,000
Maximum amount of dividends ALIC able to pay without prior IL DOI approval	393,000,000
Deficit position used to determine payment of dividends	$ 864,000,000
Multiplier of authorized control level RBC to determine action level RBC	2
Statutory accounting practices, statutory capital and surplus, adjusted balance	$ 4,440,000,000
Authorized control level RBC	622,000,000
Subsidiaries
Statutory Accounting Practices [Line Items]
Proceeds from dividends	$ 0	$ 0